Trade and other payables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other payables
24.	Trade and other payables

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Current
Trade payables	2,495,482	2,953,479	416,858
Bills payables (i)	2,065,147	2,764,013	390,116
Other payables	329,632	54 3 ,9 7 0	76, 777
Accrued expenses	168,235	203,133	28,671
Accrued staff costs	666,641	653,854	92,286
Refund liabilities	761,521	757,655	106,936
Dividend payable	43,133	47,480	6,701
Amount due to:
- associates and joint ventures (trade)	262,131	258,964	36,551
- associates and joint ventures (non-trade)	66	81	11
- related parties (trade)	145,747	22 1 ,4 1 3	31, 250
- related parties (non-trade)	32,034	4,016	567

Financial liabilities carried at amortized cost (Note 36)	6,969,769	8,408,058	1,186,724
Other tax payable	38,823	39,698	5,603

Trade and other payables with liquidity risk (Note 33)	7,008,592	8,447,756	1,192,327
Deferred grants (Note 29)	22,082	19,952	2,816
Advance from customers	369	383	55

Total trade and other payables (current)	7,031,043	8,468,091	1,195,198

(i)
As of December 31, 2019, the bills payables include bills payable to joint ventures, associates and other related parties amounted to RMB 125.0 million (US$17.6 million) (2018: RMB 131.8 million), RMB 10.1 million (US$1.4 million) (2018: RMB 4.2 million) and RMB 232.6 million (US$32.8 million) (2018: RMB 62.8 million) respectively.

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Non-current
Other payables (i) (Note 33, Note 36)	160,091	176,302	24,883

(i)	This relates to accrual for bonus that is not expected to be settled within next 12 months.
Terms and conditions of the above financial liabilities:

•	Trade payables are non-interest bearing and are normally settled on 60-day terms.

•	Other payables (current) are non-interest bearing and have an average term of three months.

•	For terms and conditions relating to related parties, refer to Note 30.